UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Goldman Sachs Mid Cap Value Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Financial	32.85%
Industrial	14.50
Consumer, Cyclical	12.96
Consumer, Non-cyclical	10.07
Utilities	8.95
Energy	6.41
Communications	6.26
Technology	2.87
Basic Materials	2.73
Diversified	0.91
Short Term Investments	1.49
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,055.70	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.31
Investor Class
Actual	$1,000.00	$1,054.40	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.06
* Expenses are equal to the Fund's annualized expense ratio of 0.86% for the Institutional Class and 1.21% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.70%
55,832	Celanese Corp Series A	$ 5,300,690
14,820	Chemours Co	561,974
295,792	Freeport-McMoRan Inc(a)	3,552,462
101,889	Huntsman Corp	2,632,812
91,866	Newmont Mining Corp	2,975,540
31,141	Olin Corp	942,949
		15,966,427
Communications — 6.21%
180,684	ARRIS International PLC(a)(b)	5,062,766
34,332	F5 Networks Inc(a)	4,362,224
179,001	Interpublic Group of Cos Inc	4,403,425
50,204	John Wiley & Sons Inc Class A	2,648,261
214,599	Juniper Networks Inc	5,983,020
48,645	Level 3 Communications Inc(a)	2,884,648
15,241	LogMeIn Inc	1,592,684
49,771	Omnicom Group Inc	4,126,016
20,924	Telephone & Data Systems Inc(b)	580,641
5,779	TripAdvisor Inc(a)	220,758
64,715	Twitter Inc(a)(b)	1,156,457
37,523	VeriSign Inc(a)(b)	3,488,138
5,737	Yelp Inc(a)(b)	172,225
		36,681,263
Consumer, Cyclical — 12.86%
118,344	Allison Transmission Holdings Inc	4,439,084
110,748	Best Buy Co Inc	6,349,183
133,800	BorgWarner Inc	5,667,768
54,666	Burlington Stores Inc(a)	5,028,725
15,350	Copa Holdings SA Class A	1,795,950
18,030	Delphi Automotive PLC	1,580,330
29,739	Dick's Sporting Goods Inc	1,184,504
11,522	GameStop Corp Class A	248,990
120,073	Goodyear Tire & Rubber Co	4,197,752
10,024	Hasbro Inc	1,117,776
12,036	Hilton Grand Vacations Inc(a)	434,018
71,318	Hilton Worldwide Holdings Inc	4,411,018
37,344	Hyatt Hotels Corp Class A(a)	2,099,106
216,840	International Game Technology PLC	3,968,172
3,159	International Speedway Corp Class A	118,621
244,460	JetBlue Airways Corp(a)	5,581,022
33,885	Lear Corp	4,814,381
73,660	Macy's Inc	1,711,858
141,805	Michaels Cos Inc(a)	2,626,229
26,970	Mohawk Industries Inc(a)	6,518,379
9,950	Ralph Lauren Corp	734,310
32,133	Royal Caribbean Cruises Ltd	3,509,888
10,540	United Continental Holdings Inc(a)	793,135
23,039	WESCO International Inc(a)	1,320,135
1,316	Whirlpool Corp	252,172
111,631	World Fuel Services Corp	4,292,212
Shares		Fair Value
Consumer, Cyclical — (continued)
30,084	Yum China Holdings Inc(a)	$ 1,186,212
		75,980,930
Consumer, Non-Cyclical — 9.99%
30,584	Alkermes PLC(a)	1,772,954
91,337	Bioverativ Inc(a)	5,495,747
4,899	Catalent Inc(a)	171,955
76,036	Centene Corp(a)	6,073,756
180,394	ConAgra Foods Inc	6,450,889
81,156	Exelixis Inc(a)	1,998,872
8,516	Hologic Inc(a)	386,456
26,771	IDEXX Laboratories Inc(a)	4,321,375
63,363	Kellogg Co	4,401,194
42,912	Mallinckrodt PLC(a)	1,922,887
4,205	MarketAxess Holdings Inc	845,626
21,555	Masimo Corp(a)	1,965,385
78,620	Molson Coors Brewing Co Class B	6,788,051
30,857	Nielsen Holdings PLC(b)	1,192,932
22,102	Sotheby's (a)	1,186,214
56,617	Tyson Foods Inc Class A	3,545,923
40,485	United Therapeutics Corp(a)	5,252,119
5,453	Universal Health Services Inc Class B	665,702
25,512	WellCare Health Plans Inc(a)	4,580,935
		59,018,972
Diversified — 0.90%
204,170	Leucadia National Corp	5,341,087
Energy — 6.35%
146,505	Baker Hughes Inc	7,985,988
48,832	Cimarex Energy Co	4,590,696
14,235	Concho Resources Inc(a)	1,729,980
9,447	Continental Resources Inc(a)(b)	305,421
20,711	Devon Energy Corp	662,131
23,322	Ensco PLC Class A(b)	120,342
467,087	Marathon Oil Corp	5,534,981
165,855	Marathon Petroleum Corp	8,679,192
77,640	Newfield Exploration Co(a)	2,209,634
15,404	Noble Energy Inc	435,933
137,511	Oceaneering International Inc	3,140,751
105,011	Rowan Cos PLC Class A(a)(b)	1,075,313
776	Tesoro Corp	72,634
33,704	Williams Cos Inc	1,020,557
		37,563,553
Financial — 32.58%
166,431	AGNC Investment Corp REIT	3,543,316
328	Alleghany Corp(a)	195,094
287,486	Ally Financial Inc	6,008,457
28,611	American Campus Communities Inc REIT	1,353,300
224,455	American Homes 4 Rent REIT Class A	5,065,949
10,714	Assured Guaranty Ltd	447,202
61,610	BGC Partners Inc Class A	778,750

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
112,895	Brandywine Realty Trust REIT	$ 1,979,049
104,261	CBRE Group Inc Class A(a)	3,795,100
205,605	Citizens Financial Group Inc	7,335,987
18,422	CNO Financial Group Inc	384,651
219,580	Colony NorthStar Inc REIT Class A	3,093,882
86,043	Comerica Inc	6,301,789
150,246	CubeSmart REIT	3,611,914
404,923	DDR Corp REIT	3,672,652
47,570	Discover Financial Services	2,958,378
55,145	Douglas Emmett Inc REIT	2,107,091
188,430	Duke Realty Corp REIT	5,266,619
60,852	E*TRADE Financial Corp(a)	2,314,202
4,301	Equinix Inc REIT	1,845,817
15,703	Essex Property Trust Inc REIT	4,039,911
80,441	Fifth Third Bancorp	2,088,248
216,167	Forest City Realty Trust Inc REIT Class A	5,224,756
204,161	HCP Inc REIT	6,524,986
348,205	Host Hotels & Resorts Inc REIT	6,361,705
189,197	Kimco Realty Corp REIT	3,471,765
25,457	Navient Corp	423,859
26,701	Northern Trust Corp	2,595,604
182,133	Park Hotels & Resorts Inc REIT	4,910,306
40,836	Progressive Corp	1,800,459
156,548	Prologis Inc REIT	9,179,975
188,958	Quality Care Properties Inc REIT(a)	3,459,821
35,763	Raymond James Financial Inc	2,868,908
161,922	Realogy Holdings Corp	5,254,369
504,513	Regions Financial Corp	7,386,070
24,166	Reinsurance Group of America Inc	3,102,673
253,904	Retail Properties of America Inc REIT Class A	3,100,168
382,395	Santander Consumer USA Holdings Inc(a)	4,879,360
24,439	SBA Communications Corp REIT(a)	3,296,821
12,115	SL Green Realty Corp REIT	1,281,767
154,808	SunTrust Banks Inc	8,780,710
19,212	SVB Financial Group(a)	3,377,278
275,825	Synchrony Financial	8,225,102
77,286	Synovus Financial Corp	3,419,133
76,027	Torchmark Corp	5,816,066
102,390	UDR Inc REIT	3,990,138
132,348	Unum Group	6,171,387
100,391	Voya Financial Inc	3,703,424
131,215	XL Group Ltd	5,747,217
		192,541,185
Industrial — 14.38%
56,425	AECOM (a)	1,824,220
15,068	AGCO Corp	1,015,433
111,056	Agilent Technologies Inc	6,586,731
6,308	Allegion PLC	511,705
101,046	AMETEK Inc	6,120,356
26,060	AptarGroup Inc	2,263,572
Shares		Fair Value
Industrial — (continued)
76,848	Armstrong World Industries Inc(a)	$ 3,535,008
67,400	Colfax Corp(a)	2,653,538
18,247	Crane Co	1,448,447
13,625	Donaldson Co Inc	620,482
258,551	Flextronics International Ltd(a)	4,216,967
14,454	Fluor Corp	661,704
31,765	Fortive Corp	2,012,313
178,618	Gentex Corp	3,388,383
346,503	Graphic Packaging Holding Co	4,774,811
174,454	Jabil Circuit Inc	5,092,312
128,064	Louisiana-Pacific Corp(a)	3,087,623
135,447	Masco Corp	5,175,430
1,061	Mettler-Toledo International Inc(a)	624,441
2,556	MSA Safety Inc	207,471
47,116	Owens Corning	3,153,003
190,699	Owens-Illinois Inc(a)	4,561,520
72,726	Ryder System Inc	5,234,817
89,982	Sealed Air Corp	4,027,594
97,603	Spirit AeroSystems Holdings Inc Class A	5,655,118
16,231	Trimble Navigation Ltd(a)	578,960
105,124	Westrock Co	5,956,326
		84,988,285
Technology — 2.85%
29,135	Citrix Systems Inc(a)	2,318,563
26,800	Fidelity National Information Services Inc	2,288,720
76,355	Marvell Technology Group Ltd	1,261,385
92,062	Maxim Integrated Products Inc	4,133,585
25,040	Microsemi Corp(a)	1,171,872
100,385	Nuance Communications Inc(a)	1,747,703
88,424	Pitney Bowes Inc	1,335,203
12,703	Red Hat Inc(a)	1,216,312
17,348	Seagate Technology PLC(b)	672,235
23,599	Xerox Corp	677,999
		16,823,577
Utilities — 8.87%
480,409	AES Corp	5,337,344
2,913	Atmos Energy Corp	241,633
226,701	CenterPoint Energy Inc	6,207,073
138,348	CMS Energy Corp	6,398,595
99,292	Consolidated Edison Inc	8,024,779
64,255	Edison International	5,024,099
218,807	FirstEnergy Corp	6,380,412
113,133	MDU Resources Group Inc	2,964,085
219,230	NiSource Inc	5,559,673
34,978	Public Service Enterprise Group Inc	1,504,404
99,235	UGI Corp	4,803,966
		52,446,063
TOTAL COMMON STOCK — 97.69% (Cost $547,420,480)		$577,351,342

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.48%
$ 207,398	Undivided interest of 0.31% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $207,398 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(c)	$ 207,398
447,553	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $447,553 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(c)	447,553
2,075,512	Undivided interest of 1.74% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $2,075,512 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(c)	2,075,512
2,075,512	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $2,075,512 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(c)	2,075,512
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 367,684	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $367,684 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(c)	$ 367,684
2,075,512	Undivided interest of 1.77% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $2,075,512 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(c)	2,075,512
1,489,640	Undivided interest of 13.53% in a repurchase agreement (principal amount/value $11,018,069 with a maturity value of $11,019,097) with Scotia Capital (USA) Inc, 1.12%, dated 6/30/17 to be repurchased at $1,489,640 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.58%, 7/31/21 - 9/9/49, with a value of $11,214,505.(c)	1,489,640
SHORT TERM INVESTMENTS — 1.48% (Cost $8,738,811)		$ 8,738,811
TOTAL INVESTMENTS — 99.17% (Cost $556,159,291)		$586,090,153
OTHER ASSETS & LIABILITIES, NET — 0.83%		$ 4,891,607
TOTAL NET ASSETS — 100.00%		$590,981,760

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	50	USD	8,730,500	September 2017	$(119,675)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Goldman Sachs Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $8,517,052 of securities on loan)(a)	$577,351,342
Repurchase agreements, fair value(b)	8,738,811
Cash	13,074,735
Margin deposits	300,000
Dividends receivable	816,048
Subscriptions receivable	189,881
Receivable for investments sold	371,083
Variation margin on futures contracts	26,089
Total Assets	600,867,989
LIABILITIES:
Payable for investments purchased	32,637
Payable for director fees	789
Payable for other accrued fees	23,639
Payable for shareholder services fees	12,646
Payable to investment adviser	363,474
Payable upon return of securities loaned	8,738,811
Redemptions payable	714,233
Total Liabilities	9,886,229
NET ASSETS	$590,981,760
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,575,997
Paid-in capital in excess of par	489,641,361
Net unrealized appreciation	29,811,187
Undistributed net investment income	315,599
Accumulated net realized gain	65,637,616
NET ASSETS	$590,981,760
NET ASSETS BY CLASS
Investor Class	$44,622,222
Institutional Class	$546,359,538
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	3,391,026
Institutional Class	52,368,943
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.16
Institutional Class	$10.43
(a) Cost of investments	$547,420,480
(b) Cost of repurchase agreements	$8,738,811
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Goldman Sachs Mid Cap Value Fund
INVESTMENT INCOME:
Interest	$1,419
Income from securities lending	11,530
Dividends	5,085,053
Total Income	5,098,002
EXPENSES:
Management fees	2,444,338
Shareholder services fees – Investor Class	74,196
Audit and tax fees	7,660
Custodian fees	5,148
Director's fees	789
Legal fees	646
Pricing fees	416
Registration fees	8,651
Shareholder report fees	1,684
Transfer agent fees	1,390
Other fees	81
Total Expenses	2,544,999
Less amount waived by investment adviser	19,879
Net Expenses	2,525,120
NET INVESTMENT INCOME	2,572,882
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	52,666,156
Net realized gain on futures contracts	532,233
Net Realized Gain	53,198,389
Net change in unrealized depreciation on investments	(24,251,398)
Net change in unrealized depreciation on futures contracts	(53,785)
Net Change in Unrealized Depreciation	(24,305,183)
Net Realized and Unrealized Gain	28,893,206
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,466,088
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Goldman Sachs Mid Cap Value Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$2,572,882	$7,052,450
Net realized gain	53,198,389	36,242,891
Net change in unrealized appreciation (depreciation)	(24,305,183)	64,773,241
Net Increase in Net Assets Resulting from Operations	31,466,088	108,068,582
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(33,035)	(923,493)
Institutional Class	(2,224,248)	(18,689,554)
From net investment income	(2,257,283)	(19,613,047)
From net realized gains
Investor Class	-	(385,542)
Institutional Class	-	(5,436,527)
From net realized gains	0	(5,822,069)
Total Distributions	(2,257,283)	(25,435,116)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,389,545	12,731,816
Institutional Class	53,993,749	89,640,069
Shares issued in reinvestment of distributions
Investor Class	33,035	1,309,035
Institutional Class	2,224,248	24,126,081
Shares redeemed
Investor Class	(9,856,180)	(35,876,205)
Institutional Class	(63,992,446)	(147,058,427)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,208,049)	(55,127,631)
Total Increase in Net Assets	18,000,756	27,505,835
NET ASSETS:
Beginning of Period	572,981,004	545,475,169
End of Period(a)	$590,981,760	$572,981,004
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	493,992	1,136,985
Institutional Class	5,264,942	10,071,906
Shares issued in reinvestment of distributions
Investor Class	2,520	106,536
Institutional Class	214,076	2,472,427
Shares redeemed
Investor Class	(771,252)	(3,164,624)
Institutional Class	(6,259,416)	(15,819,151)
Net Decrease	(1,055,138)	(5,195,921)
(a) Including undistributed net investment income:	$315,599	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$12.49	0.04	0.64	0.68	-	(0.01)	-	(0.01)	$13.16	5.44% (d)
12/31/2016	$10.68	0.11	2.05	2.16	-	(0.24)	(0.11)	(0.35)	$12.49	20.29%
12/31/2015	$12.08	0.11	(0.58)	(0.47)	(0.01)	(0.55)	(0.37)	(0.93)	$10.68	(4.03%)
12/31/2014	$12.23	0.09	1.90	1.99	-	(1.60)	(0.54)	(2.14)	$12.08	16.10%
12/31/2013	$10.92	0.10	3.54	3.64	-	(1.83)	(0.50)	(2.33)	$12.23	33.66%
12/31/2012	$ 9.77	0.16	1.34	1.50	-	(0.09)	(0.26)	(0.35)	$10.92	15.47%
Institutional Class
06/30/2017(Unaudited)	$ 9.92	0.05	0.50	0.55	-	(0.04)	-	(0.04)	$10.43	5.57% (d)
12/31/2016	$ 8.61	0.12	1.66	1.78	-	(0.36)	(0.11)	(0.47)	$ 9.92	20.76%
12/31/2015 (e)	$10.00	0.09	(0.58)	(0.49)	(0.01)	(0.55)	(0.34)	(0.90)	$ 8.61	(5.04%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 44,622	1.25% (g)	1.21% (g)	0.57% (g)	118% (d)
12/31/2016	$ 45,791	1.25%	1.25%	0.95%	219%
12/31/2015	$ 59,658	1.25%	1.25%	0.90%	224%
12/31/2014	$559,946	1.25%	1.25%	0.72%	226%
12/31/2013	$535,844	1.25%	1.25%	0.76%	225%
12/31/2012	$319,234	1.25%	1.25%	1.46%	147%
Institutional Class
06/30/2017 (Unaudited)	$546,360	0.87% (g)	0.86% (g)	0.93% (g)	118% (d)
12/31/2016	$527,190	0.90%	0.90%	1.30%	219%
12/31/2015 (e)	$485,817	0.90% (g)	0.90% (g)	1.35% (g)	224%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2017

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 577,351,342	$ —	$ —	$ 577,351,342
Short Term Investments	—	8,738,811	—	8,738,811
Total Assets	$ 577,351,342	$ 8,738,811	$ 0	$ 586,090,153
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (119,675)	$ —	$ —	$ (119,675)
Total Liabilities	$ (119,675)	$ 0	$ 0	$ (119,675)

Semi-Annual Report - June 30, 2017

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$557,356,359
Gross unrealized appreciation on investments	42,652,193
Gross unrealized depreciation on investments	(13,918,399)
Net unrealized appreciation on investments	$28,733,794
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2017

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash in order for the Fund to maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 46 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(119,675) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$532,233	Net change in unrealized depreciation on futures contracts	$(53,785)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.79% of the Fund’s average daily net assets up to $1 billion dollars, 0.74% of the Fund’s average daily net assets over $1 billion dollars and 0.69% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.80% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.90% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $652,885,612 and $660,619,966, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $8,517,052 and received collateral as reported on the Statement of Assets and Liabilities of $8,738,811 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Goldman Sachs Mid Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, and five -year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2016 and was in the second, first and first quartiles of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-, three- and five- year periods ended December 31, 2016, respectively. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee was higher than the average contractual management fees of its peer group of funds, the Fund’s Contractual Management Fee was lower than the median contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median expense ratio of its peer group and peer universe and was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also considered the Sub-Adviser’s representation that the Sub-Adviser does not sub-advise another fund similar to the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017